Other Liabilities	12 Months Ended
Dec. 31, 2020
Miscellaneous Liabilities Abstract [Abstract]
Disclosure Of Other Liabilities Explanatory

26. Other Liabilities

Details of other liabilities as of December 31, 2019 and 2020, are as follows:

	December 31, 2019		December 31, 2020
	(In millions of Korean won)
Other financial liabilities
Other payables	￦	9,485,597	￦	14,247,067
Prepaid card and debit card payables		27,555		31,184
Accrued expenses		3,066,445		2,787,360
Financial guarantee liabilities		46,428		49,286
Deposits for letter of guarantees and others		862,968		1,103,876
Domestic exchange settlement credits		2,079,636		938,039
Foreign exchanges settlement credits		114,316		134,678
Borrowings from other business accounts		256		—
Due to trust accounts		5,216,460		7,542,955
Liabilities incurred from agency relationships		771,609		765,844
Account for agency businesses		407,475		400,507
Dividend payables		473		478
Lease liabilities		544,439		559,113
Others		5,930		51,901

		22,629,587		28,612,288

Other non-financial liabilities
Other payables		283,771		386,094
Unearned revenue		465,501		669,908
Accrued expenses		716,180		815,941
Deferred revenue on credit card points		206,188		211,815
Withholding taxes		158,992		180,092
Separate account liabilities		5,047,080		10,701,404
Others		229,960		226,481

		7,107,672		13,191,735

	￦	29,737,259	￦	41,804,023